Pay vs Performance Disclosure	12 Months Ended
	Jan. 30, 2026 USD ($)	Jan. 31, 2025 USD ($)	Feb. 02, 2024 USD ($)	Jan. 27, 2023 USD ($)	Jan. 28, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Fiscal Year(1) (a)	Summary Compensation Table Total for PEO(2) (b)	Compensation Actually Paid to PEO(3) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(2) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(3) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income (In Thousands) (h)	Adjusted EBITDA(5) (In Thousands) (i)
					Total Shareholder Return(4) (f)	Peer Group Total Shareholder Return(4) (g)
2025	$5,914,780	$8,949,829	$1,923,824	$2,554,349	$64.32	$272.66	$5,508	$102,278
2024	$4,181,966	$6,042,489	$1,441,844	$1,617,869	$45.09	$217.68	$6,233	$92,599
2023	$4,628,661	$4,516,435	$1,319,686	$1,150,570	$33.65	$176.13	$(130,684)	$84,301
2022	$4,278,798	$128,735	$1,765,652	$769,839	$32.63	$122.66	$(12,530)	$70,497
2021	$5,443,598	$3,489,364	$1,954,809	$1,443,938	$65.66	$129.51	$33,369	$120,882

(1)
Mr. McLean served as Principal Executive Officer (PEO) the entirety of fiscal years 2023, 2024 and 2025. Jerome Griffith served as Principal Executive Officer (PEO) the entirety of fiscal year 2021 and 2022, and our other named executive officers for the applicable fiscal years were as follows: 2021: James Gooch, Mr. Gray, Sarah Rasmusen and Chieh Tsai; 2022: Mr. Gooch, Mr. McLean, Mr. Gray, Ms. Rasmusen and Ms. Tsai; 2023: Mr. McCracken, Mr. Gray, Angela Rieger and Ms. Rasmusen; 2024: Mr. McCracken, Mr. Gray, Martin Christopher and Ms. Rieger; and 2025: Mr. McCracken, Mr. Gray, Mr. Christopher and Kym Maas.

(2)
Amounts reported in this column represent (i) for PEO, the total compensation reported in the Summary Compensation Table for the applicable year for Mr. McLean or Mr. Griffith as applicable, and (ii) for Non-PEOs, the average of the total compensation reported in the Summary Compensation Table for our other named executive officers reported for the applicable year.

(3)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay Versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation, adjusted to include the fair market value of equity awards as of the last day of the applicable fiscal year or, if earlier, the vesting date (rather than the grant date). The named executive officers do not participate in a defined benefit plan so no adjustment for pension benefits is included. Similarly, no adjustment is made for dividends, as dividends have not been paid. The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant. The following tables detail the adjustments:

	FY2025
	PEO Compensation	Non-PEO Named Executive Officer Compensation (Averages)
Total Compensation as reported in the Summary Compensation Table	$5,914,780	$1,923,824
(Deduct): Fair value of equity compensation granted during the covered fiscal year as reported in the Summary Compensation Table	$(2,841,491)	$(711,435)
Add: Fair value at year end of equity compensation granted in the covered fiscal year that was outstanding and unvested at the covered fiscal year end	$5,138,192	$1,258,471
Add or (Deduct): The change in fair value of any awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year	$553,037	$113,690
Add: Fair value as of the vesting date of awards granted and vested during the covered fiscal year	$0	$0
Add or (Deduct): For awards granted in prior years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the change in the fair value from the end of the prior fiscal year to the vesting date	$185,312	$(30,202)
Deduct: For awards granted in prior years that failed to meet the applicable vesting conditions during the covered fiscal year (i.e., were forfeited), the amount equal to the fair value at the end of the prior fiscal year	$0	$0
Compensation Actually Paid to PEO / non-PEO Named Executive Officers	$8,949,829	$2,554,349

(4)
TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the S&P 600 Apparel Retail Index.

(5)
The Company’s most important financial performance measure is Adjusted EBITDA. Adjusted EBITDA is not a generally accepted accounting principle (“GAAP”); a reconciliation of Adjusted EBITDA to Net (loss) income is shown in Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations — Net Income (Loss) and Adjusted EBITDA in our Annual Report on Form 10-K for fiscal years 2021, 2022, 2023, 2024 and 2025.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Mr. McLean served as Principal Executive Officer (PEO) the entirety of fiscal years 2023, 2024 and 2025. Jerome Griffith served as Principal Executive Officer (PEO) the entirety of fiscal year 2021 and 2022, and our other named executive officers for the applicable fiscal years were as follows: 2021: James Gooch, Mr. Gray, Sarah Rasmusen and Chieh Tsai; 2022: Mr. Gooch, Mr. McLean, Mr. Gray, Ms. Rasmusen and Ms. Tsai; 2023: Mr. McCracken, Mr. Gray, Angela Rieger and Ms. Rasmusen; 2024: Mr. McCracken, Mr. Gray, Martin Christopher and Ms. Rieger; and 2025: Mr. McCracken, Mr. Gray, Mr. Christopher and Kym Maas.

Peer Group Issuers, Footnote	(4) TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the S&P 600 Apparel Retail Index.
PEO Total Compensation Amount	$ 5,914,780	$ 4,181,966	$ 4,628,661	$ 4,278,798	$ 5,443,598
PEO Actually Paid Compensation Amount	$ 8,949,829	6,042,489	4,516,435	128,735	3,489,364
Adjustment To PEO Compensation, Footnote
(3)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay Versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation, adjusted to include the fair market value of equity awards as of the last day of the applicable fiscal year or, if earlier, the vesting date (rather than the grant date). The named executive officers do not participate in a defined benefit plan so no adjustment for pension benefits is included. Similarly, no adjustment is made for dividends, as dividends have not been paid. The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant. The following tables detail the adjustments:

	FY2025
	PEO Compensation	Non-PEO Named Executive Officer Compensation (Averages)
Total Compensation as reported in the Summary Compensation Table	$5,914,780	$1,923,824
(Deduct): Fair value of equity compensation granted during the covered fiscal year as reported in the Summary Compensation Table	$(2,841,491)	$(711,435)
Add: Fair value at year end of equity compensation granted in the covered fiscal year that was outstanding and unvested at the covered fiscal year end	$5,138,192	$1,258,471
Add or (Deduct): The change in fair value of any awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year	$553,037	$113,690
Add: Fair value as of the vesting date of awards granted and vested during the covered fiscal year	$0	$0
Add or (Deduct): For awards granted in prior years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the change in the fair value from the end of the prior fiscal year to the vesting date	$185,312	$(30,202)
Deduct: For awards granted in prior years that failed to meet the applicable vesting conditions during the covered fiscal year (i.e., were forfeited), the amount equal to the fair value at the end of the prior fiscal year	$0	$0
Compensation Actually Paid to PEO / non-PEO Named Executive Officers	$8,949,829	$2,554,349

Non-PEO NEO Average Total Compensation Amount	$ 1,923,824	1,441,844	1,319,686	1,765,652	1,954,809
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,554,349	1,617,869	1,150,570	769,839	1,443,938
Adjustment to Non-PEO NEO Compensation Footnote
(3)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay Versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation, adjusted to include the fair market value of equity awards as of the last day of the applicable fiscal year or, if earlier, the vesting date (rather than the grant date). The named executive officers do not participate in a defined benefit plan so no adjustment for pension benefits is included. Similarly, no adjustment is made for dividends, as dividends have not been paid. The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant. The following tables detail the adjustments:

	FY2025
	PEO Compensation	Non-PEO Named Executive Officer Compensation (Averages)
Total Compensation as reported in the Summary Compensation Table	$5,914,780	$1,923,824
(Deduct): Fair value of equity compensation granted during the covered fiscal year as reported in the Summary Compensation Table	$(2,841,491)	$(711,435)
Add: Fair value at year end of equity compensation granted in the covered fiscal year that was outstanding and unvested at the covered fiscal year end	$5,138,192	$1,258,471
Add or (Deduct): The change in fair value of any awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year	$553,037	$113,690
Add: Fair value as of the vesting date of awards granted and vested during the covered fiscal year	$0	$0
Add or (Deduct): For awards granted in prior years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the change in the fair value from the end of the prior fiscal year to the vesting date	$185,312	$(30,202)
Deduct: For awards granted in prior years that failed to meet the applicable vesting conditions during the covered fiscal year (i.e., were forfeited), the amount equal to the fair value at the end of the prior fiscal year	$0	$0
Compensation Actually Paid to PEO / non-PEO Named Executive Officers	$8,949,829	$2,554,349

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Fiscal Year 2025 Performance Measures
As described in greater detail in “— Executive Compensation — Compensation Discussion and Analysis” above, our approach to executive compensation is designed to reward our named executive officers for the achievement of short-term and long-term financial goals, while minimizing excessive risk taking in the short term, and to motivate and encourage executives to drive performance and achieve superior results for the Company and its stockholders. The financial measures used by the Company to link compensation actually paid (as defined by SEC rules) to the Company’s named executive officers for the most recently completed fiscal year to the Company’s performance are:
Important Performance Measures
Adjusted EBITDA
Net Debt-to-Adjusted EBITDA Ratio
Return on Invested Capital (ROIC)
Stock Price

Total Shareholder Return Amount	$ 64.32	45.09	33.65	32.63	65.66
Peer Group Total Shareholder Return Amount	272.66	217.68	176.13	122.66	129.51
Net Income (Loss)	$ 5,508,000	$ 6,233,000	$ (130,684,000)	$ (12,530,000)	$ 33,369,000
Company Selected Measure Amount	102,278	92,599,000	84,301,000	70,497,000	120,882,000
PEO Name	Mr. McLean
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(5)
The Company’s most important financial performance measure is Adjusted EBITDA. Adjusted EBITDA is not a generally accepted accounting principle (“GAAP”); a reconciliation of Adjusted EBITDA to Net (loss) income is shown in Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations — Net Income (Loss) and Adjusted EBITDA in our Annual Report on Form 10-K for fiscal years 2021, 2022, 2023, 2024 and 2025.

Measure:: 2
Pay vs Performance Disclosure
Name	Net Debt-to-Adjusted EBITDA Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Invested Capital (ROIC)
Measure:: 4
Pay vs Performance Disclosure
Name	Stock Price
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,841,491)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,138,192
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	553,037
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	185,312
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(711,435)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,258,471
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	113,690
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(30,202)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0